Cover	Dec. 21, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 21, 2021
Entity Registrant Name	Atkore Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37793
Entity Tax Identification Number	90-0631463
Entity Address, Address Line One	16100 South Lathrop Avenue
Entity Address, City or Town	Harvey
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60426
City Area Code	708
Local Phone Number	339-1610
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	ATKR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001666138
Amendment Flag	false